SHAREHOLDERS EQUITY - Ordinary shares (Details)	Jun. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Threshold conversion ratio of stock	20.00%	20.00%
Class A common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Ordinary shares, shares issued	5,073,822	3,817,120
Ordinary shares, shares outstanding	5,073,822	3,817,120
Ordinary shares, shares subject to possible redemption	17,926,178	19,182,880
Class B common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Ordinary shares, shares issued	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000